RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
4.	RELATED PARTY TRANSACTIONS

Notes: Conversion of Notes

Between September 22, 2014, and August 16, 2016, the Company raised an aggregate principal amount of $6.0 million in Notes, which along with of $317,000 of interest thereon, were converted on September 21, 2016 into 1,263,406 shares of Common Stock at $5.00 per share. Of the $6.0 million of Notes sold by the Company, $5.3 million were purchased by directors, an officer and greater than 5% shareholders of the Company and converted into shares as follows.

		Principal Investment in Convertible Notes	Interest Earned At conversion	Shares Issued on conversion
RSJ	(1)	$2,100,000	122,200	444,454
John Pappajohn	(2)	1,600,000	52,500	290,498
Tierney Family Trust	(3)	640,000	46,600	137,328
Follman Family Trust	(4)	550,000	20,400	114,074
Robin Smith MD	(5)	100,000	3,900	20,776
Geoffrey Harris	(6)	10,000	300	2,058
George Carpenter	(7)	100,000	1,300	20,254
Oman Ventures	(8)	200,000	20,400	44,089
		$5,300,000	267,600	1,073,531

(1)	RSJ is a greater than 10% shareholder. Michal Votruba, a Director for Life Sciences for the RSJ/Gradus Fund, joined our Board on July 30, 2015.
(2)	John Pappajohn is a member of the Board. He purchased $1,600,000 of Notes of which $200,000 were assigned to four accredited investors on September 6, 2015. Approximately $10,400 of the total interest was attributable to such transferred Notes, resulting in an aggregate of 42,084 shares being issued upon the conversion of such transferred Notes.
(3)	Thomas Tierney is a trustee of the Tierney Family Trust. Mr. Tierney originally joined the Board on February 25, 2013 and served as Chairman of the Board from March 26, 2013 through his resignation on May 22, 2015. On September 29, 2016 Mr. Tierney rejoined the Board. The Tierney Family Trust is a greater than 5% shareholder of the Company.
(4)	Robert Follman is a trustee of the Follman Family Trust and is a member of the Board.
(5)	Dr. Robin Smith is the Chairman of the Board.
(6)	Geoffrey Harris is a member of the Board and Chairman of the Audit Committee.
(7)	George Carpenter is the CEO of the Company.
(8)	Mark & Jill Oman are the beneficial owners of Oman Ventures and were greater than 5% shareholders of the Company.

Cancellation of Warrants

In connection with the issuance of Notes, the Company also issued Warrants to the purchasers of the Notes, including the affiliates referenced above under "— Notes; Conversion of Notes ". Upon conversion of the Notes on September 21, 2016, the Company also cancelled all Warrants issued in connection with such Notes. See Note 3, Stockholders Equity—Common and Preferred Stock— Conversion of Notes and Cancellation of Warrants", for additional detail.

Director and Officer Indemnification Agreement

On December 7, 2015, the Company entered into indemnification agreements with each of its Directors and Executive Officers. The agreements provide for, among other things: the indemnification of these Directors and Officers by the Company to the fullest extent permitted by the laws of the State of Delaware; the advancement to such persons by the Company of certain expenses; related procedures and presumptions of entitlement; and other related matters.

Transactions with RSJ, Greater than 5% Stockholder

RSJ participated in the Convertible Debt Financing. Please see "—Issuance and Mandatory Conversion of Senior Convertible Notes" and "—Cancellation of Warrants" above for more information.

On March 20, 2017, the Company entered into a subscription agreement (the "Subscription Agreement") pursuant to which it sold and issued an aggregate of 160,000 shares of Common Stock, at a price of $6.25 per share, in a private placement to RSJ, for which the Company received gross cash proceeds of $1,000,000. RSJ is a greater than 10% shareholder. Michal Votruba, a Director for Life Sciences for the RSJ/Gradus Fund, joined our Board on July 30, 2015. Pursuant to the Subscription Agreement, the private placement is not subject to a minimum or maximum amount, and the Company cannot provide any assurances that it will receive any additional amount of proceeds in the private placement. The subscription also provided for the grant to RSJ by the Company of a right of first refusal through June 30, 2018, to license or to have distribution rights in Europe with respect to any of the Company’s technology and/or intellectual property.

Transactions with John Pappajohn, Director

On November 30, 2016, December 29, 2016, February 10, 2017 and March 21, 2017 the Company sold and issued in aggregate 120,000 shares of its Common Stock, at a per share price of $6.25, in private placements to Mr. Pappajohn, who purchased common stock for $200,000, $100,000, $200,000 and $250,000 respectively resulting in gross cash proceeds to the Company of $750,000.

Transactions with George Carpenter, President and Chief Executive Officer

On September 25, 2013, the Board approved a consulting agreement effective May 1, 2013, for marketing services provided by Decision Calculus Associates, an entity operated by Mr. Carpenter’s spouse, Jill Carpenter. Effective August 2015, DCA was engaged at a fee of $10,000 per month. From August 2015 through March 31, 2017, DCA has been paid $170,000 with a further $3,000 balance due in accounts payable. The Decision Calculus Associates contract ended December 31, 2016. A new contract commenced March 1, 2017, DCA was engaged at a fee of $3,000 per month.

Transactions with Tierney Family Trust, Greater than 5% Stockholder

Mr. Tierney rejoined the Board as a Director on September 29, 2016. Mr. Tierney is a trustee of the Thomas T. and Elizabeth C. Tierney Family Trust (the "Tierney Family Trust"), which is a greater than 5% stockholder.

On November 30, 2016, the Company sold and issued 32,000 shares of its Common Stock, at a per share price of $6.25, in a private placement to the Tierney Family Trust, resulting in gross cash proceeds to the Company of $200,000.

Transactions with Robin Smith MD, Chairman of the Board

On November 30, 2016, the Company sold and issued a 16,000 shares of its Common Stock, at a per share price of $6.25, in a private placement to Dr. Smith resulting in gross cash proceeds to the Company of $100,000.

Transactions with Geoffrey E. Harris, Director

On March 3, 2017, the Company sold and issued a 5,000 shares of its Common Stock, at a per share price of $6.25, in a private placement to Mr. Harris resulting in gross cash proceeds to the Company of $31,250.

Transactions with Donald D’Ambrosio, CFO

On March 14, 2017, the Company and Mr. Donald E. D'Ambrosio entered into a letter agreement of employment setting forth Mr. D'Ambrosio's compensation and certain other employment terms. Mr. D’Ambrosio was named the Company's Chief Financial Officer and Secretary, effective March 31, 2017. For more details regarding Mr. D’Ambrosio’s employment agreement please refer to the Company’s Form 8-K filed on April 3, 2017.

On March 31, 2017, Mr. Paul Buck retired as the Company’s Chief Financial Officer and Secretary. Mr. Buck indicated his intention to remain with the company as a consultant pursuant to the terms of a separation agreement. For more details of Mr. Buck’s separation agreement, please refer to the Company’s Form 8-K filed on April 25, 2017.

7.	RELATED PARTY TRANSACTIONS

Termination of Governance Agreements

On March 28, 2015, the Company entered into a separate termination agreement with each of Equity Dynamics and SAIL, in each case to immediately terminate the respective November 28, 2012 governance agreement (collectively, the “Governance Agreements”) that the Company had entered into with each of Equity Dynamics and SAIL (collectively, the “Termination Agreements”). Equity Dynamics is an entity owned by John Pappajohn, a director of the Company, and SAIL is one of the Company’s principal stockholders of which former director, Walter Schindler, was the managing partner. Pursuant to the Governance Agreements, the Company had agreed, subject to providing required notice to stockholders, to appoint four individuals nominated by Equity Dynamics and three individuals nominated by SAIL to the Company’s Board, and to create vacancies for that purpose, if necessary. In addition, at each meeting of stockholders of the Company at which directors were nominated and elected, the Company had agreed to nominate for election the four designees of Equity Dynamics and the three designees of SAIL, and further had agreed to take all necessary action to support such election, and to oppose any challenges to such designees. The Governance Agreements also restricted the Company’s ability to increase the number of directors to more than seven without the consent of Equity Dynamics and SAIL. Pursuant to the Termination Agreements, the Governance Agreements were terminated in their entirety as of March 28, 2015, and are of no further force or effect.

Note Purchase Agreement, Notes and Omnibus Amendment and Second Amendment Note & Warrant Agreement

Between September 22, 2014, and August 16, 2016, the Company raised an aggregate principal amount $6 million in Note purchase agreements of which $5.3 million was purchased by directors, an officer and greater than 5% shareholders of the Company. For details of the transactions please refer to Note 3. Convertible Debt and Equity Financings.

Director and Officer Indemnification Agreement

On December 7, 2015, the Company entered into indemnification agreements with each of its Directors and Executive Officers. The agreements provide for, among other things: the indemnification of these Directors and Officers by the Company to the fullest extent permitted by the laws of the State of Delaware; the advancement to such persons by the Company of certain expenses; related procedures and presumptions of entitlement; and other related matters.

Transactions with John Pappajohn, Director

On September 22, 2014, March 18, 2015, June 2, 2015 and September 15, 2015, Mr. Pappajohn purchased four Notes for $200,000, $100,000, $100,000 and $100,000 respectively. On September 6, 2015, Mr. Pappajohn irrevocably assigned $200,000 in principal of his September 2014 Notes to four outside parties in the amount of $50,000 each.

On May 13, 2016, and June 27, 2016, Mr. Pappajohn gifted in aggregate 32,692 of his shares of Common Stock to 12 outside parties including family and friends. The transfer of these shares was completed on September 16, 2016.

Transactions with George Carpenter, President and Chief Executive Officer

On September 25, 2013, the Board approved a consulting agreement effective May 1, 2013, for marketing services provided by Decision Calculus Associates, an entity operated by Mr. Carpenter’s spouse, Jill Carpenter. For the period from May 1, 2013 through to March 25, 2015, we had paid $280,000 to Decision Calculus Associates ("DCA"). For the period from March through July of 2015, DCA was not engaged by the Company. Effective August 2015 DCA has been re-engaged at a fee of $10,000 per month. From August 2015 through September 30, 2016, DCA has been paid $130,000 with a further $10,000 balance due in accounts payable.

Transactions with the SAIL Capital Partners and SAIL Holdings

Mr. Schindler served as a Director between November 29, 2012 and June 11, 2015, and was the Managing Partner of SAIL Capital Partners, which was a greater than 5% stockholder of the Company, and is the general partner of all the SAIL entities except for SAIL Holding, LLC which is controlled directly by Mr. Schindler.

On January 5, 2015, the Company entered into a three-month long consulting engagement with Dr. Eric Warner, Managing Partner, Europe, Middle East & Africa, SAIL Capital Partners Ltd. The objectives of the engagement include the establishment of a revenue-generating licensing agreement in the United Kingdom (U.K.) and initiation of a pilot study of our PEER Online technology. Dr. Warner has been paid $10,000 per month for a total of $30,000. On January 8, 2015, the Board granted Dr. Warner an option to purchase 250,000 shares of Common Stock with an exercise price of $0.25 per share; the option vesting is conditioned on the execution of a licensing agreement and a PEER Online pilot study. The fair value of the option, which was determined using the Black-Scholes model, was $28,300 and was expensed over the term of the engagement.

Transactions with Tierney Family Trust, Greater than 5% Stockholder

Mr. Tierney rejoined the Board as a Director on September 29, 2016. Previously, Mr. Tierney resigned from the Board on May 22, 2015, had served on the Board since February 2013, and had served as Chairman of the Board between March 2013 and the date of his resignation. Mr. Tierney is a trustee of the Thomas T. and Elizabeth C. Tierney Family Trust (the "Tierney Family Trust"), which is a greater than 5% stockholder.

Transactions with RSJ PE, Greater than 5% Stockholder

Michal Votruba joined our Board on July 30, 2015. Mr. Votruba is a director of RSJ PE, which acted as the lead investor in the private placement financing of September 2014 Notes.